Legal Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [text block] [Abstract]
Percentage of legal reserve	5.00%
Dividend distribution percentage	10.00%
Legal reserve		The Company reserve has met the legal reserve requirement of $223,500 as of December 31, 2021 and 2020.
Legal reserve (in Dollars)	$ 223,500